Income Taxes - Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other than U.S.:
Current	$ 61,934	$ 43,944	$ 45,752
Deferred	6,782	(2,018)	6,211
Total provision for income taxes	$ 68,716	$ 41,926	$ 51,963